OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

February 10, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:	Oppenheimer Global Strategic Income Fund (033-28598; 811-05724)

Filing XBRL Data Related to Material Filed Under Rule 497

To the Securities and Exchange Commission:

An electronic (“EDGAR”) filing is transmitted herewith pursuant to Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), on behalf of Oppenheimer Global Strategic Income Fund (the “Registrant’). This filing contains exhibits of interactive data related to certain risk/return summary information that was filed pursuant to Rule 497 on January 31, 2017 (SEC Accession No. 0000728889-17-000207).

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards, Esq.

Senior Vice President & Senior Counsel

OFI Global Asset Management, Inc.

225 Liberty Street,

New York, New York 10281-1008

Tel: 212-323-0310| Email: tedwards@ofiglobal.com

Very truly yours,

/s/ Christine Carney
Christine Carney
Paralegal

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

C-1